Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents
Cash and cash equivalents

Note 22 - Cash and cash equivalents

Accounting policies

Cash is measured on initial recognition at cost.

DKK thousand	2020	2019
DKK	286,222	732,405
USD	568,444	306,748
EUR	105,555	41,907
Total cash and cash equivalents	960,221	1,081,060